Consolidated Statements of Changes in Equity (Deficit) Statement - USD ($)		Total		Ordinary shares	Share premium	Other capital reserves	Accumulated deficit	Cumulative translation adjustments	Accumulated other comprehensive income (loss) (1) [1]
Beginning balance (in shares) (Previously stated) at Dec. 31, 2018				94,732,539
Beginning balance (in shares) at Dec. 31, 2018				94,732,539
Beginning balance (Previously stated) at Dec. 31, 2018		$ (5,019,000)		$ 2,384,000	$ 225,470,000	$ 39,768,000	$ (272,036,000)	$ (368,000)	$ (237,000)
Beginning balance (Effect of application of the IFRS IC decision on IAS 19 (Note 2.2)) at Dec. 31, 2018		326,000							326,000
Beginning balance at Dec. 31, 2018		(4,693,000)		$ 2,384,000	225,470,000	39,768,000	(272,036,000)	(368,000)	89,000
Loss for the year		(36,739,000)	[2]				(36,739,000)
Re-measurement gains (losses) on defined benefit plans | Previously stated		(108,000)							(108,000)
Re-measurement gains (losses) on defined benefit plans | Effect of application of the IFRS IC decision on IAS 19 (Note 2.2)		50,000							50,000
Re-measurement gains (losses) on defined benefit plans	[2]	(58,000)
Foreign currency translation		49,000	[2]					49,000
Net gain (loss) on cash flow hedge		57,000	[2]						57,000
Total comprehensive income (loss)		(36,691,000)	[2]				(36,739,000)	49,000	(1,000)
Issue of shares in connection with the exercise of options and warrants (in shares)				854,607
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards		0		$ 19,000	(19,000)
Issue of shares and warrants		8,360,000			8,360,000
Transaction costs		(91,000)			(91,000)
Issuance of convertible debt (Note 14.1)		2,864,000				2,864,000
Deferred tax effect of debt instruments with equity components (Notes 5 and 19)		(773,000)				(773,000)
Share-based payments		$ 1,797,000				1,797,000
Ending balance (in shares) at Dec. 31, 2019		95,587,146		95,587,146
Ending balance (Effect of application of the IFRS IC decision on IAS 19 (Note 2.2)) at Dec. 31, 2019		$ 8,000
Ending balance at Dec. 31, 2019		(29,227,000)	[3]	$ 2,403,000	233,720,000	43,656,000	(308,775,000)	(319,000)	88,000
Loss for the year		(54,516,000)	[2]				(54,516,000)
Re-measurement gains (losses) on defined benefit plans | Previously stated		53,000							53,000
Re-measurement gains (losses) on defined benefit plans | Effect of application of the IFRS IC decision on IAS 19 (Note 2.2)		26,000							26,000
Re-measurement gains (losses) on defined benefit plans	[2]	79,000
Foreign currency translation		100,000	[2]					100,000
Net gain (loss) on cash flow hedge		31,000	[2]						31,000
Total comprehensive income (loss)		(54,306,000)	[2]				(54,516,000)	100,000	110,000
Issue of shares in connection with the exercise of options and warrants (in shares)				1,692,968
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards		32,000		$ 39,000	(7,000)
Transaction costs		(3,374,000)			(3,374,000)
Issuance of convertible debt (Note 14.1)		(5,266,000)				(5,266,000)
Deferred tax effect of debt instruments with equity components (Notes 5 and 19)		809,000				809,000
Share-based payments		2,985,000				2,985,000
Issue of shares in connection with the ATM program (in shares)				970,584
Issue of shares in connection with the ATM program (Note 12)		1,613,000		$ 21,000	1,592,000
Conversion of loans (in shares)				1,715,476
Conversion of loan (Note 12)		2,246,000		$ 37,000	2,209,000
Conversion of convertible debt (in shares)				10,119,844
Conversion of convertible debts (Note 14.1)		16,886,000		$ 245,000	12,107,000	4,534,000
Other movement		$ (41,000)				(41,000)
Ending balance (in shares) at Dec. 31, 2020		133,934,090		133,934,090
Ending balance (Effect of application of the IFRS IC decision on IAS 19 (Note 2.2)) at Dec. 31, 2020		$ (14,000)
Ending balance at Dec. 31, 2020		(36,806,000)	[3]	$ 3,269,000	276,560,000	46,677,000	(363,291,000)	(219,000)	198,000
Loss for the year		(20,263,000)					(20,263,000)
Re-measurement gains (losses) on defined benefit plans		(33,000)							(33,000)
Foreign currency translation		157,000						157,000
Net gain (loss) on cash flow hedge		(129,000)							(129,000)
Total comprehensive income (loss)		(20,268,000)					(20,263,000)	157,000	(162,000)
Issue of shares in connection with the exercise of options and warrants (in shares)				2,985,200
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards		138,000		$ 70,000	68,000
Issue of shares and warrants (in shares)				7,272,724
Issue of shares and warrants		10,000,000		$ 173,000	9,827,000
Transaction costs		(177,000)			(177,000)
Deferred tax effect of debt instruments with equity components (Notes 5 and 19)		0
Share-based payments		5,135,000				5,135,000
Conversion of convertible debt (in shares)				7,227,308
Conversion of convertible debts (Note 14.1)		$ 17,672,000		$ 175,000	12,111,000	5,386,000
Ending balance (in shares) at Dec. 31, 2021		151,419,322		151,419,322
Ending balance at Dec. 31, 2021		$ (24,306,000)		$ 3,687,000	$ 298,389,000	$ 57,198,000	$ (383,554,000)	$ (62,000)	$ 36,000

[1]	2019 and 2020 amounts restated to reflect the impact of application of IFRS IC decision on IAS 19 as described in Note 2.2
[2]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
[3]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2